UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31,

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

MAY 31, 2007

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited)	May 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 8.4%
Household Durables - 8.1%
306,010	Koninklijke Philips Electronics NV, New York Registered Shares	$12,980,944
14,850	Liberty Homes Inc., Class A Shares (a)	60,885
22,050	Liberty Homes Inc., Class B Shares (a)	108,045

	Total Household Durables	13,149,874

Media - 0.3%
19,400	News Corp., Class A Shares	428,546

	TOTAL CONSUMER DISCRETIONARY	13,578,420

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.0%
96,000	FHC Delaware Inc. (a)(b)*	0
35,000	Walgreen Co.	1,579,550

	Total Food & Staples Retailing	1,579,550

Food Products - 1.3%
40,000	Hershey Co.	2,108,400

Household Products - 1.2%
32,000	Procter & Gamble Co.	2,033,600

	TOTAL CONSUMER STAPLES	5,721,550

ENERGY - 15.8%
Energy Equipment & Services - 0.9%
14,200	Diamond Offshore Drilling Inc.	1,340,054

Oil, Gas & Consumable Fuels - 14.9%
10,876	EnCana Corp.	667,786
112,500	Murphy Oil Corp.	6,637,500
20,900	Overseas Shipholding Group Inc.	1,662,595
203,600	Royal Dutch Shell PLC, ADR, Class A Shares	15,127,480

	Total Oil, Gas & Consumable Fuels	24,095,361

	TOTAL ENERGY	25,435,415

FINANCIALS - 52.4%
Capital Markets - 10.7%
425,876	Bank of New York Co. Inc.	17,273,531

Commercial Banks - 2.5%
237,400	Popular Inc.	4,085,654

Diversified Financial Services - 3.1%
139,900	Leucadia National Corp.	5,014,016

Insurance - 14.1%
283,600	Chubb Corp.	15,561,132
81,900	CNA Financial Corp.	4,162,158
26,400	Loews Corp.	1,347,192
82,500	Old Republic International Corp.	1,786,950

	Total Insurance	22,857,432

Real Estate Investment Trusts (REITs) - 2.0%
70,490	Rayonier Inc.	3,169,230

Real Estate Management & Development - 18.4%
249,700	Forest City Enterprises Inc., Class A Shares	17,503,970
172,300	Forest City Enterprises Inc., Class B Shares (c)	12,141,981

	Total Real Estate Management & Development	29,645,951

Thrifts & Mortgage Finance - 1.6%
38,300	Freddie Mac	2,558,057

	TOTAL FINANCIALS	84,603,871

See Notes to Schedule of Investments.

1

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited) (continued)	May 31, 2007

SHARES	SECURITY	VALUE
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.7%
30,000	Varian Medical Systems Inc. *	$1,209,000

Health Care Providers & Services - 3.5%
13,900	Humana Inc. *	862,495
59,208	WellPoint Inc. *	4,820,123

	Total Health Care Providers & Services	5,682,618

Pharmaceuticals - 1.0%
55,864	Pfizer Inc.	1,535,702

	TOTAL HEALTH CARE	8,427,320

INDUSTRIALS - 12.0%
Aerospace & Defense - 6.2%
112,200	General Dynamics Corp.	9,002,928
10,600	Lockheed Martin Corp.	1,039,860

	Total Aerospace & Defense	10,042,788

Airlines - 0.9%
52,100	AMR Corp. *	1,477,035

Building Products - 2.1%
43,500	Ameron International Corp.	3,414,750

Commercial Services & Supplies - 0.9%
103,550	TRC Cos. Inc. *	1,371,002

Industrial Conglomerates - 1.0%
44,100	General Electric Co.	1,657,278

Marine - 0.9%
25,000	Alexander & Baldwin Inc.	1,337,250

	TOTAL INDUSTRIALS	19,300,103

INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
35,200	Microsoft Corp.	1,079,584

MATERIALS - 0.8%
Chemicals - 0.8%
22,242	Monsanto Co.	1,370,107

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $23,572,230)	159,516,370

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 1.1%
REPURCHASE AGREEMENT - 1.1%
$1,875,000	State Street Bank & Trust Co. dated 5/31/07, 4.620% due 6/1/07; Proceeds at maturity - $1,875,241; (Fully collateralized by U.S. Treasury Bond, 8.000% due 11/15/21; Market value - $1,916,600) (Cost - $1,875,000)	1,875,000

	TOTAL INVESTMENTS - 99.9% (Cost - $25,447,230#)	161,391,370
	Other Assets in Excess of Liabilities - 0.1%	94,403

	TOTAL NET ASSETS - 100.0%	$161,485,773

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited) (continued)	May 31, 2007

Abbreviation used in this schedule:

ADR    —    American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Barrett Opportunity Fund, Inc. (formerly known as Salomon Brothers Opportunity Fund Inc.) (the “Fund”), is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$136,781,052
Gross unrealized depreciation	(836,912)

Net unrealized appreciation	$135,944,140

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By:	/s/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date: July 23, 2007

By:	/s/ FRANCES GUGGINO
Frances Guggino
Chief Financial Officer

Date: July 23, 2007